PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	Depreciation expense is recognized using the straight-line method over the estimated useful lives, which are typically:

Estimated Useful Life
Equipment	3 years
Internal-use software	3 - 5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of economic useful life or the remaining lease term
Property and equipment, net consists of the following:

	December 31,
	2021	2020
Internal-use software	$6,591	$3,682
Equipment	579	441
Construction in process	362	—
Furniture and fixtures	586	383
Leasehold improvements	509	455
Total property and equipment	8,627	4,961
Less: accumulated depreciation	(2,372)	(684)
Property and equipment, net	$6,255	$4,277